General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
General Information and Summary of Significant Accounting Policies [Abstract]
General Information and Summary of Significant Accounting Policies

1.	General Information and Summary of Significant Accounting Policies

Woori Finance Holdings Co., Ltd. (the “Holding Company”) was incorporated under the laws of the Republic of Korea on March 27, 2001, and commenced operations on April 2, 2001, under the Financial Holding Company Act. The Holding Company was established primarily to manage certain banks and other companies acquired by the Korea Deposit Insurance Corporation (“KDIC”) in connection with the 1997 Asian Financial Crisis. As of December 31, 2010, the Holding Company controls the following entities: three commercial banks, which include Woori Bank (formerly known as Hanvit Bank), Kyongnam Bank and Kwangju Bank (collectively referred to as the “Bank Subsidiaries”); Woori FIS Co., Ltd.(formerly known as Woori Finance Information System Co., Ltd.); Woori F&I Co., Ltd. (“Woori F&I”) ; Woori Asset Management Co., Ltd. (“Woori Asset Management”, formerly known as Woori Credit Suisse Asset Management Co., Ltd.); Woori Private Equity Co., Ltd. (“Woori PE”) and Woori Financial Co., Ltd. (“Woori Financial”, formerly known as Hanmi Capital Co., Ltd.); all collectively referred to as “Woori Subsidiaries.” Several of the Woori Subsidiaries also have other subsidiaries of which the Holding Company is now the ultimate financial holding company. The Holding Company, Woori Subsidiaries and their subsidiaries, consolidated trust accounts (see Note 39), and certain other consolidated VIEs (see Note 10) are collectively referred to as the “Company.”

On September 30, 1998, KDIC purchased 95.04% of the outstanding shares of the Commercial Bank of Korea (renamed Hanvit Bank) and 95.64% of the outstanding shares of Hanil Bank (merged into the Commercial Bank of Korea). On December 29, 2000, Woori Bank (formerly Hanvit Bank), Kyongnam Bank, Kwangju Bank and Peace Bank received an “order of elimination” of all existing stockholders from the Financial Supervisory Commission (“FSC”) pursuant to the Law on Improvement of Structure of Financial Industry of the Republic of Korea and, accordingly, reduced their existing common stock to zero without payment of consideration, except for the consideration paid to certain shareholders who exercised dissenters’ rights against the capital reduction, effectively eliminating all existing shareholders. On December 29, 2000, KDIC purchased 100% of the newly issued shares of Woori Bank, Peace Bank, Kwangju Bank and Kyongnam Bank. KDIC purchased these shares by issuing KDIC bonds to the respective banks.

On November 3, 2000, KDIC established Woori Investment Bank to manage the operations of four bankrupt merchant banking corporations. On July 31, 2003, Woori Investment Bank was merged into Woori Bank and, as a result, Woori Bank assumed substantially all of the assets and liabilities of Woori Investment Bank.

On December 31, 2001, the commercial banking business of Peace Bank was merged into Woori Bank, and Peace Bank acquired the credit card businesses of Woori Bank and Kwangju Bank on January 31, 2002 and February 28, 2003, respectively, to become Woori Credit Card Co., Ltd. (“Woori Credit Card”), a principal credit card subsidiary of the Holding Company. On March 31, 2004, Woori Credit Card was merged into Woori Bank (see Note 38).

Upon the legal establishment of the Holding Company on March 27, 2001, KDIC transferred all its shares of the five subsidiaries to the Holding Company in exchange for the shares of the Holding Company and KDIC became the sole owner of the Holding Company. On June 24, 2002, the Holding Company listed its shares on the Korea Exchange (formerly Korea Stock Exchange) through a public offering, which included 36 million new shares and 54 million previously issued shares. As a result of the public offering, exercise of stock warrants, conversion of convertible debentures and sale of a portion of common stock held by KDIC, the ownership percentage of KDIC as of December 31, 2010 is 56.97%, not considering treasury stock.

The Company registered with the Securities and Exchange Commission (“SEC”) in the United States of America and listed its American Depositary Shares on the New York Stock Exchange on September 29, 2003.

Risks and uncertainties

The Korean economy is tied to and is closely affected by the global economic conditions. During the second half of 2007 and all of 2008, financial and credit markets had experienced unprecedented disruption and volatility. In particular, in late July and early August 2007, market uncertainty in the U.S. sub-prime mortgage sector increased dramatically and further expanded to other markets, such as those for leveraged finance, collateralized debt obligations (“CDOs”) and other structured instruments. In September and October 2008, liquidity and credit concerns and volatility in the global financial markets increased significantly with the bankruptcy or acquisition of, and government assistance to, several major U.S. and European financial institution. These market uncertainties have resulted in market illiquidity, greater volatility, widening of credit spreads and a lack of price transparency in the global financial market. However, while the rate of deterioration of the global economy has slowed since the second half of 2009, with some signs of stabilization and improvement, the overall prospects for the Korean and global economy in 2011 and beyond remain uncertain.

Moreover, the Company’s operating revenues are impacted by fluctuations in foreign currency rates as a result of its liabilities and assets denominated in foreign currencies and its holdings of trading and investment securities. Beginning in the second half of 2008, the value of the Won relative to major foreign currencies in general and the U.S. dollar in particular has fluctuated widely.

Financial results of the Company will be adversely affected if these conditions, along with deterioration in the overall economy, should continue. The economic environment and related conditions will directly affect credit performance. The accompanying consolidated financial statements reflect management’s assessment of the impact to date of the economic environment on the financial position and results of operations of the Company. If these conditions persist for a prolonged period, adjustments to the carrying amount of its loans and investments would be required, and such adjustments could be material to the consolidated financial statements. The degree of the impact is dependent upon the duration and severity of such conditions.

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, investment securities, derivative financial instruments, deferred tax assets, financial instruments with no available market prices, stock based compensation, goodwill and other intangibles.

Basis of presentation

The Company maintains its accounts in accordance with accounting principles and practices employed by financial institutions and other enterprises in the Republic of Korea, whereas the accompanying consolidated financial statements reflect certain adjustments not recorded on the Company’s books, to present these statements in accordance with U.S. GAAP.

Unless otherwise stated herein, all references to 2008, 2009 and 2010 refer to the Company’s fiscal periods ended or the dates, December 31, 2008, December 31, 2009 and December 31, 2010, as the context requires. Certain reclassifications have been made to previously reported amounts to conform to current presentation. These reclassifications did not have a material impact on the Company’s previously reported consolidated financial position or results of operations.

Principles of consolidation

The consolidated financial statements of the Company include the accounts of the Holding Company and its subsidiaries which are generally controlled through a majority voting interest. The consolidated financial statements also include the accounts of the VIEs for which the Company has been determined to be the primary beneficiary (see Note 10). All significant intercompany transactions and balances have been eliminated in consolidation.

The Company accounts for investments in companies in which it owns a voting or economic interest of 20 to 50 percent and is not the primary beneficiary but has the ability to exercise significant influence over operating and financing decisions using the equity method of accounting. These investments are reported in other investment assets, and the Company’s proportionate share of income or loss of the equity method investees and gains and losses realized on disposition of investments are reported in “Investment securities gain (loss), net.”

The Company evaluates variable interests in entities for which voting interests are not an effective means of identifying controlling financial interests. Variable interests are interests in an entity that change with changes in the fair value of the entity’s net assets exclusive of variable interests. When the Company first becomes involved with the VIE, the Company evaluates the existence of a primary beneficiary. If the results of the evaluation indicate that the Company is the primary beneficiary, the Company consolidates that entity. If the evaluation indicates that an entity is no longer a VIE or that the Company is no longer its primary beneficiary, then the entity is deconsolidated. Likewise, if the result of an evaluation indicates that an entity has become a VIE or that the Company has become the primary beneficiary, the Company consolidates such VIE for the first time. The Company has significant VIEs which are not consolidated because the Company is not the primary beneficiary. These include Special Purpose Entities (“SPEs”) where the Company provides administration services and liquidity.

Prior to January 1, 2010, the Company consolidated a VIE if it had a majority of the expected losses or a majority of the expected residual returns or both. As of January 1, 2010, as the Company adopted the new Financial Accounting Standard Board (“FASB”) accounting guidance on consolidation of VIEs, the Company consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE (see Note 10).

Goodwill and other intangible assets

Net assets of companies acquired in purchase transactions related to entities other than the banks described above are recorded at fair value at the date of acquisition, as such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Goodwill is not amortized but is reviewed for potential impairment on at least an annual basis at the reporting unit level or, more frequently, if events and circumstances indicate a possible impairment.

Other identifiable intangible assets consist primarily of exclusive contractual rights, capitalized software costs and core deposit intangibles. Exclusive contractual rights are conditional transfers of cash or other assets to the municipal governments or non-profit organizations in exchange for the exclusive contractual right of acting as a main bank for the municipal governments or non-profit organizations. Core deposit intangible reflects the estimated fair value of the acquired demand deposits and savings accounts which the Company expects to maintain for an extended period of time because of the generally stable customer relationships. Exclusive contractual rights are being amortized over their estimated useful lives ranging from 3 to 20 years and the capitalized software costs are being amortized over their estimated useful lives ranging from 3 to 5 years, using the straight-line method. The core deposit intangible assets are amortized on an accelerated basis over their estimated useful lives in proportion to the estimated run-off of depositors. The estimated periods to be benefited by the core deposit intangible assets range from 5 to 10 years. The Company does not have intangible assets with indefinite useful lives.

Goodwill impairment testing is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value (see Note 14). Other intangible assets which have finite useful lives are evaluated for impairment if events and circumstances indicate a possible impairment. Such evaluation of other intangible assets is based on undiscounted cash flow projections.

Cash and cash equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents are comprised of cash on hand, cash items in the process of collection, highly liquid securities and interest-earning deposits with original maturities of three months or less at the time of purchase, other than those used for trading purposes. Cash and cash equivalents also include reserve deposits which consist mainly of deposits with the Bank of Korea (“BOK”), which is the central bank in the Republic of Korea.

Under the Bank of Korea Act, Korean banks are required to maintain certain minimum reserves on deposit with the BOK on an average balance basis for a certain period of time based on the average balance of deposits and certain other factors. There are similar reserve deposit requirements for foreign subsidiaries and branches engaged in banking businesses in foreign countries. As of December 31, 2009 and 2010, the reserve funds maintained by the Company, which were included in “Cash and cash equivalents,” were 4,982,618 million Won and 8,808,028 million Won, respectively.

Restricted cash

Restricted cash is cash upon which withdrawal restrictions are imposed primarily due to banking regulations and pledges for certain contracts. Restricted cash primarily consists of funds deposited for certain contracts such as derivatives and borrowings.

Trading assets and liabilities, including derivatives

Trading assets include securities that are bought and held principally for the purpose of selling them in the near term. Trading positions are carried at fair value and recorded on a trade date basis. The Company recognizes changes in the fair value of trading positions as they occur in “Trading revenue, net.”

Trading assets and liabilities also include derivatives used for trading purposes and for non-trading purposes that do not qualify for hedge accounting treatment and foreign exchange spot contracts, which the Company carries at fair value. Trading and non-trading derivatives include interest rate and foreign currency swaps, credit indexed contracts, equity conversion options, puts and calls, warrants, and futures and forwards. The Company recognizes changes in the fair value of trading and non-trading derivatives that do not qualify for hedge accounting treatment and foreign exchange spot contracts as they occur in “Trading revenue, net.”

The fair value of trading securities, derivative instruments and foreign exchange spot contracts is determined using quoted market prices, including quotes from dealers trading those securities or instruments, when available. If quoted market prices are not available, the fair value is determined based on pricing models, quoted prices of instruments with similar characteristics or discounted cash flows.

Investments

Debt securities for which the Company has the positive ability and intent to hold until maturity are recorded at amortized cost and adjusted for accretion and amortization of discounts and premiums, respectively. Premiums and discounts for debt securities are amortized and accreted, respectively, using the effective interest rate method. Declines in the fair value of individual held-to-maturity securities below their amortized cost that are other-than-temporary result in write-downs of the individual securities to their fair value.

Securities not classified as held-to-maturity or trading are designated as available-for-sale. Available-for-sale securities include bonds obtained through private offering. Premiums and discounts for debt securities are amortized and accreted, respectively, using the effective interest rate method. Realized gains and losses on the sales of securities are determined using the specific identification method for debt securities and the moving average method for equity securities and are included in “Investment securities gain (loss), net.” Available-for-sale securities are reported at fair value. Unrealized gains and losses on available-for-sale securities are excluded from earnings and reported in “Accumulated other comprehensive income, net of tax.” Declines in the fair value of individual available-for-sale securities below their cost that are other-than-temporary result in write-downs of the individual securities to their fair value.

As of January 1, 2009, the Company adopted the amended guidance for the recognition of other-than-temporary impairment (“OTTI”) for debt securities. The Company considers OTTI for a debt security to have occurred if one of the following conditions are met and an OTTI write-down is recognized in earnings equal to the entire difference between the amortized costs basis and the fair value of the debt security: the Company intends to sell the impaired debt security; it is more likely than not that the Company will be required to sell the impaired debt security before recovery of the security’s amortized cost basis; or the Company does not expect to recover the entire amortized cost basis of the security. The Company’s evaluation of whether it is more-likely-than-not that the Company will be required to sell an impaired debt security before recovery of the security’s amortized cost basis considers the likelihood of sales that involve legal, regulatory or operational requirements. For impaired debt securities that the Company does not intend to sell and it is not more-likely-than-not that the Company will be required to sell before recovery of the security’s amortized cost basis, the Company evaluates whether the Company expects to recover the entire amortized cost basis of the security considering factors such as the financial condition of the issuer of the security including credit ratings and specific events affecting the operations of the issue, underlying assets that collateralize the debt security, and other industry and macroeconomic conditions. As a result, the amount of the OTTI is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (“OCI”). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected using the Company’s cash flow projections and its base assumptions.

For marketable equity securities, OTTI evaluations focus on whether evidence exists that supports recovery of the unrealized loss within a timeframe consistent with temporary impairment. Factors considered in this evaluation include the length of time and extent to which fair value is less than cost, the status of the security, the Company’s intent and ability to hold the security for a period of time sufficient to allow for any recovery in market value, and the conditions of the Korean and overseas economies. Management continues to closely monitor and evaluate these securities for impairment that is other than temporary. Unrealized losses for OTTI on equity securities are recognized in current period earnings under “Investment securities gain (loss), net.”

If the Company has decided to sell a specifically identified available-for-sale equity security whose fair value is less than its cost basis and the Company does not expect the fair value to recover prior to the expected time of the sale, a write-down for OTTI is recognized in earnings in the period in which the decision to sell is made.

Equity securities without readily determinable fair values and investments in equity securities accounted for under the equity method are classified as other investment assets. Equity securities without readily determinable fair values consist of non-marketable equity securities, restricted stock, and investments in limited partnerships. Those equity securities are recorded using the cost or equity methods of accounting. The cost method is used for those investments in which the Company does not have significant influence over the investees. Under this method, there is no change to the cost basis unless there is an other-than-temporary decline in value, which results in write-downs of the individual securities to their fair value. The equity method is used for those investments in which the Company has significant influence over the operations and financial policies of the investee. Under the equity method, the Company records its equity ownership share of the net income or loss of the investee in “Investment securities gain (loss), net.”

Loans and leases

Loans are reported at the principal amount outstanding adjusted for the allowance for loan losses, unearned income and loan origination fees and costs. Interest on loans is accrued at the effective rate and credited to income based on the principal amount outstanding.

The Company ceases the accrual of interest when principal or interest payments become one day past due. Any unpaid interest previously accrued on such loans is reversed against current year interest income. Cash receipts on non-accrual loans, for which the ultimate collectability is uncertain, are applied as principal reductions, otherwise payments are applied first to the delinquent interest, normal interest, and then to the loan balance until it is paid in full. However, the Company continues to accrue interest on past due loans that are fully secured by deposits or on which there are financial guarantees from the Korean government or certain financial institutions. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current unless the Company believes that collection of the principal and related interest is doubtful.

Securities received by the Company under a debt restructuring or settlement are recorded at the fair value of the security at the date of restructuring or settlement. Any difference between the security’s fair value and the net carrying amount of the loan is recorded as a direct charge-off or recovery on the loan as appropriate, through the allowance for loan losses.

The Company provides equipment financing to its customers. Direct financing leases are carried at the aggregate of lease payments receivable plus estimated residual value of the leased property less unearned income, which is recognized using the effective interest method.

Allowance for loan and lease losses

The allowance for loan and lease losses is maintained at a level believed by management to be sufficient to absorb estimated probable losses inherent in the loan and lease portfolio. The Company’s allowance for loan and lease losses is based on management’s continuing review and evaluation of the loan and lease portfolio and is management’s best estimate of probable losses which have been incurred as of the balance sheet date. The level of the allowance is based on an evaluation of the risk characteristics of the loan and lease portfolio and considers factors such as past loss experience and the financial condition of the borrower. Increases in the allowance for loan and lease losses are charged against income in the form of a provision for loan and lease losses. Adjustments to the allowance due to changes in measurement of impaired loans and leases are recognized through the provision for loan and lease losses. Loan and lease losses, net of recoveries, are charged directly to the allowance.

A commercial loan is considered as impaired when, after consideration of current information and events, it is probable that the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan. The Company considers the following types of loans to be impaired:

•	Loans classified as “substandard” or below according to asset classification guidelines of the FSC;

•	Loans that are 30 days or more past due;

•	Loans to companies that have received a warning from the Korean Federation of Banks indicating that companies have exhibited difficulties in making timely payments of principal and interest; and

•	Loans that are “troubled debt restructurings” under U.S. GAAP.

Once a loan is identified as impaired, management measures the loan based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. If the resulting value is less than the book value of the loan, a specific allowance is established. Any amounts deemed uncollectible are charged against the allowance for loan losses. Consumer and credit card loans are charged-off at more than 180 days past due. Recoveries of previously charged-off amounts are credited to the allowance for loan losses. Consumer loans that are under troubled debt restructuring (“TDR”) and renegotiated credit card loans are classified as impaired loans.

The allowance for loan losses related to commercial loans that are not deemed to be impaired, consumer loans and credit card loans is established using the expected losses. Expected losses are the product of default probability and loss severity. The Company establishes the expected losses related to corporate loans that the Company does not deem to be impaired based on historical loss experience, which depends on the internal credit rating of the borrower, characteristics of the lending product and relevant collateral. The Company establishes the expected losses related to consumer loans and credit card balances based on historical loss experience, which depends on delinquency and collateral.

For loans extended as a result of in-lieu payments made by the Company due to guarantee obligations, the Company records the loan at face value as of the payment date and records an increase to the allowance for loan losses and a decrease in the allowance for credit-related commitments based on the excess of the face value over the fair value of the loan. For repurchased loans subject to repurchase obligations, the Company records the loan at its fair value on the repurchase date. The excess of the repurchase price over the fair value, if any, is set off against the allowance for repurchase obligations. Such fair value is determined based on the discounted cash flow method.

Allowance for credit-related commitments and repurchase obligations

The allowance for credit-related commitments is maintained at a level believed by management to be sufficient to absorb estimated probable losses inherent in the off-balance sheet commitments which include guarantees, commercial letters of credit, unused lines of credit and commitments to extend credit. The Company analyzes its off-balance sheet commitments for possible losses associated with such commitments. The Company reviews the ability of the counterparty of the underlying credit commitment to perform under the commitment. If it is determined that a loss is probable and estimable, the Company records a liability for other credit exposures in a similar manner as if a loan was granted under the terms of the commitment. The allowance for credit-related commitments is reflected in “Other liabilities.”

The allowance for repurchase obligations is also maintained at a level believed by management to be sufficient to absorb estimated probable losses, estimated to be the difference between the future repurchase price and the fair value of the repurchased loan. The allowance for repurchase obligations is included in “Other liabilities.”

Deferred loan origination fees and costs

The Company recognizes certain employee and other direct costs associated with originating loans over the life of the loan as an adjustment of yield, net of any related fees received. The deferred fee income includes project financing fees related to the investment banking business, annual membership fees related to the credit card business and others. The deferred loan origination costs relate to direct loan origination activities performed by the Company that include evaluating the prospective borrower’s financial condition, recording guarantees, collateral and other security arrangements, negotiating loan terms, preparing and processing loan documents, and closing the transaction. All other lending-related costs, including costs related to activities performed by the Company for advertising, soliciting potential borrowers, servicing existing loans, and other ancillary activities related to establishing and monitoring credit policies, supervision, and administration, are expensed as incurred.

Premises and equipment

Premises, equipment, leasehold improvements and capitalized leases are stated at cost less accumulated depreciation. Depreciation of buildings and leasehold improvements is computed on a straight-line basis over the estimated useful lives of the assets, or the term of the lease, if shorter, in the case of leasehold improvements. Depreciation of equipment and furniture and capitalized leases is computed on a declining balance basis over the useful lives of the assets. Gains or losses on disposals of premises and equipment are determined by reference to their carrying amount. Maintenance and repairs are charged to expense as incurred.

The estimated useful lives of premises and equipment are as follows:

Buildings	20 - 50 years
Equipment and furniture	4 - 8 years
Leasehold improvements	4 - 5 years
Capitalized leases	5 years

Assets held-for-sale

Certain assets to be disposed of are classified as held-for-sale in accordance with Accounting Standards Codification (“ASC”) 360-10 “Property, Plant, and Equipment.” These assets are carried at the lower of aggregate cost or market value; accordingly, a loss is recognized for any initial or subsequent write-down to fair value less estimated selling costs.

Assets acquired through a loan foreclosure are initially recorded at fair value, less estimated selling costs, at the date of acquisition and are classified as held-for-sale. After acquisition, such assets are carried at the lower of their carrying amounts or fair values as determined by their estimated public auction price, net of selling costs.

Loans are designated as held-for-sale when the Company has a positive intent to sell the loans in the foreseeable future. Loans held-for-sale include mortgage loans and are carried at the lower of aggregate cost or market value as determined on an aggregate basis. Loans held-for-sale are included in “Assets held-for-sale.”

Derivatives and hedging activities

The Company uses various derivative instruments outside of its trading activities, including interest rate and foreign exchange swaps, futures, forwards and options, to manage the interest rate characteristics of certain assets or liabilities and to economically hedge against the effects of fluctuations in interest rates or foreign exchange rates. The Company designates a derivative as held for trading or hedging purposes when it enters into a derivative contract.

Derivatives designated as hedges must be highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be formally designated as a hedge, with documentation of the risk management objective and strategy for the hedge, identification of the hedging instrument, the hedged item and risk exposure, and how effectiveness is assessed prospectively and retrospectively at inception and on a regular basis using quantitative measures.

For the years ended December 31, 2008, 2009 and 2010, the Company has only entered into fair value hedge relationships whereby the Company enters into a derivative contract and the derivative instrument is designated as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment. Changes in the fair value of the derivatives and the related hedged items due to changes in the LIBOR are recognized currently in earnings. The Company applied fair value hedge accounting for the interest rate swap transactions that qualified for the short-cut method of hedge accounting. Since no ineffectiveness was assumed for those transactions, no ineffective portion was recognized in earnings for the years ended December 31, 2008, 2009, and 2010.

The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer an effective hedge; the derivative expires or is sold, terminated or exercised; or the hedge designation is removed. In these circumstances, the derivative will continue to be recorded on the balance sheet at its fair value with subsequent changes in fair value included in current earnings. For a discontinued fair value hedge, the previously hedged item is no longer adjusted for changes in fair value.

Fair value hedges are accounted for by recording the fair value of the financial derivative instrument and the change in fair value of the asset or liability being hedged on the consolidated balance sheet with the net difference, or hedge ineffectiveness, reported as fair value adjustments of financial derivatives in other non-interest expenses in the consolidated statements of income. Cash payments or receipts and related accruals during the reporting period on derivatives included in fair value hedge relationships are recorded as an adjustment to interest income on the hedged asset or liability. If a financial derivative in a fair value hedging relationship is no longer effective, de-designated from its hedging relationship or terminated, the Company discontinues fair value hedge accounting for the derivative and the hedged item. Changes in the fair value of these derivative instruments no longer designated in an accounting hedge relationship are recorded in “Trading revenue, net” in the consolidated statement of income.

The accumulated adjustment of the carrying amount of the hedged interest-earning asset or liability is recognized in earnings as an adjustment to interest income over the expected remaining life of the asset using the effective interest method.

Cash flow hedges are accounted for by recording the fair value of the financial derivative instrument as either a freestanding asset or a freestanding liability in the consolidated balance sheet, with the effective portion of the change in fair value of the financial derivative recorded in AOCI, net of tax in the consolidated balance sheet. Amounts are then included in operating interest expense as a yield adjustment in the same period the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the financial derivative is reported as fair value adjustments of financial derivatives in other expense excluding interest in the consolidated statement of income. If it becomes probable that a hedged forecasted transaction will not occur, amounts included in AOCI related to the specific hedging instruments are reported as trading revenue, net in the consolidated statement of income. Derivative gains and losses that are not held as accounting hedges are recognized as “Trading revenue, net” in the consolidated statement of income as these derivatives do not qualify for hedge accounting. If a financial derivative ceases to be highly effective as a hedge, hedge accounting is discontinued prospectively and the financial derivative instrument continues to be recorded at fair value with changes in fair value being reported in the “Trading revenue, net” in the consolidated statement of income.

The majority of the Company’s derivatives do not qualify for hedge accounting despite being economic hedges, changes in the fair value of these derivatives are included in “Trading revenue, net.” Certain types of the Company’s hedge relationships have qualified as hedges under the short-cut method. The short-cut method assumes no ineffectiveness in a hedging relationship involving an interest rate swap and an interest-bearing asset or liability. The changes in the fair value of the derivatives and the changes in the fair value of the hedged item attributable to the risk being hedged will be completely offset at the hedge’s inception and on an on-going basis. Under the short-cut method, among other requirements, the critical terms of the derivative instrument and the hedged item should be initially the same and subsequently stay the same throughout the hedge’s life and such needs to be documented to support the ongoing application of hedge accounting.

Trust fees and compensation to the trust accounts

The Company receives fees for its management of trust assets, which are recognized on an accrual basis when the management services are provided and earned. The Company also is entitled to receive performance-based fees for certain trust accounts. These performance-based fees are recognized at the end of the performance period.

In addition, the Company is liable to compensate trust account holders for losses incurred in certain trust accounts subject to minimum return and principal, or principal guarantees. Accounts of such trusts are consolidated in the accompanying consolidated financial statements. The Company recognizes revenues and expenses related to these trusts on an accrual basis when the related interest income is earned and the interest expense is due to the account holders.

Fees and commission income

Fees and commissions primarily consist of credit card fees, fees on guarantees and import/export letters of credit, and commissions received on remittance, cash dispenser service, cash management services and others. Such fees are recognized when earned.

Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines the fair value for its financial instruments and for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. In addition, the Company determines the fair value for nonfinancial assets and nonfinancial liabilities on a nonrecurring basis as required during impairment testing or by other accounting guidance. ASC 820 “Fair Value Measurements and Disclosures” requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In addition, ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions.

The fair value measurement accounting guidance describes the following three levels used to classify fair value measurements:

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2: Observable inputs other than Level 1 such as: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated to observable market data for substantially the full term of the asset or liability. Level 2 assets and liabilities may include certain debt and equity securities and over-the-counter derivative contracts whose fair value is determined using a pricing model without significant unobservable inputs.

Level 3: Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement.

The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts are detailed in Note 32.

Income taxes

The Company accounts for income taxes in accordance with ASC 740 “Accounting for Income Taxes” as interpreted by the FASB, which prescribe two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and deferred income tax expense is provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, including operating losses and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the carrying values of assets and liabilities for financial reporting purposes and their tax bases. Deferred income tax benefit or expense is then recognized for the change in deferred tax assets or liabilities between periods. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

In accordance with the Korean Corporate Tax Act, the Holding Company and its wholly owned domestic subsidiaries have adopted a consolidated tax return from the year ended December 31, 2010. Such domestic subsidiaries represent Woori Bank, Woori FIS, Woori F&I, Woori Asset Management, Woori PE, Woori Credit Information and Woori AMC, which are subject to the consolidated tax return along with the Holding Company as of December 31, 2010. For all other subsidiaries of the Holding Company, income tax is calculated on an individual entity basis and losses incurred by these other subsidiaries cannot be offset against profits earned by any other profitable entity.

Deferred tax assets, including the carryforwards of unused tax losses, are recognized to the extent it is more likely than not that the deferred tax assets will be realized. To the extent the deferred tax assets are not realizable, a valuation allowance is recognized. Valuation allowances are established, when necessary, to reduce deferred tax assets when it is more likely than not that a portion or all of a given deferred tax asset will not be realized.

With respect to net operating loss (“NOL”) carryforwards and differences between the assigned values and the tax bases of the assets and liabilities in entities acquired by KDIC, the utilization of pre-acquisition NOL carryforwards and deductible temporary differences (by eliminating valuation allowance) resulted in the reduction of the deficit equity recorded at the time of acquisition.

To determine the appropriate level of tax reserve for uncertain tax positions, the Company uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured as the highest tax benefit which is greater than 50% likely to be realized. The difference between the benefit recognized for a position and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

Additionally, interest and penalties related to tax positions are recorded as a component of income tax expense. See Note 29 to the consolidated financial statements for further details of the Company’s provision and related income tax assets and liabilities.

Other comprehensive income, net of tax

“Other comprehensive income, net of tax” primarily consists of unrealized gains and losses, on an after-tax basis, related to available-for-sale securities and foreign currency translation adjustments. Gains and losses on available-for-sale securities are reclassified and included in “Net income” as the gains or losses are realized upon sale of the securities. Unrealized losses on available-for-sale securities are also reclassified to “Net income” when deemed to be other-than-temporary. Unrealized gains or losses on foreign currency translation adjustments are reclassified to “Net income” upon the sale or liquidation of foreign operations.

Earnings per share

Basic earnings per share (“EPS”) is computed by dividing the net income applicable to common shares by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised and has been computed after giving consideration to the weighted average dilutive effect of the Company’s stock compensation awards and convertible bonds.

Transfer of financial assets

The Company records a transfer of financial assets as a sale when it surrenders control over those financial assets to the extent that consideration other than beneficial interests in the transferred asset is received in exchange. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. The Company considers control surrendered when all conditions prescribed by ASC 860 “Transfers and Servicing” are met. Those conditions focus on whether the transferred financial assets are isolated beyond the reach of the Company and its creditors, the constraints on the transferee or beneficial interest holders, and the Company’s rights and obligations to reacquire transferred financial assets. As appropriate, the Company obtains legal opinions supporting the conclusion that any transferred financial assets are isolated beyond the reach of the Company and its creditors.

Transfers of loans and securities related to certain securitizations, in which the control over the loans and securities has not been surrendered, are accounted for as secured borrowings. The liability for funds received under the related loans and securities sale agreements is included in “Secured borrowings.” Also, the amounts borrowed based on collateral and the amounts borrowed under repurchase agreements in which control over the related securities has not been surrendered by the transferor are included in “Secured borrowings.”

The Company pledges loans as collateral for certain borrowings. These borrowings are structured as transfers of loans through asset securitizations, which are retained on the consolidated balance sheets, as the Company retains control of the assets transferred. The Company also pledges securities as collateral, primarily for borrowings structured as a transfer of securities through asset securitizations. The Company retains control of the securities and retains them on the balance sheet. Securities pledged against borrowings cannot be sold or re-pledged by the Company. However, the Company has the right to substitute the collateral provided that this is not to the detriment of the creditor.

Resale and repurchase agreements

The Company enters into short-term purchases of securities under agreements to resell (“resale agreements”) and sales of securities under agreements to repurchase (“repurchase agreements”) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively, when control over the related securities has not been surrendered by the transferor. When control over the related securities has been surrendered by the transferor, the Company accounts for its resale agreements as purchases of securities with related forward commitments to resell and accounts for its repurchase agreements as sales of securities with related forward commitments to repurchase. It is the Company’s policy to take possession of securities under agreements to resell. The Company minimizes the credit risk associated with these transactions by monitoring its aggregate credit exposure to each counterparty and by monitoring collateral value and requiring the counterparty to deposit additional collateral with the Company when deemed necessary.

The Company carries the amount paid under resale agreements accounted for as secured lending transactions and the amount received under repurchase agreements accounted for as secured borrowings transactions on its balance sheet. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as interest income and interest expense, respectively.

Foreign currency translation

Foreign currency translation represents the effects of translating into Korean Won, the financial position and results of operations of entities located outside of Korea that have a functional currency other than the Korean Won, which is the Holding Company’s functional and reporting currency. Foreign currency translation is recorded as a component of “Accumulated other comprehensive income, net of tax” within stockholders’ equity. Assets and liabilities are translated into Korean Won at period-end exchange rates, and income and expense items are translated using average rates for the relevant periods.

Foreign currency transactions executed by domestic Korean entities are accounted for at the exchange rates prevailing on the related transaction dates. Assets and liabilities denominated in foreign currencies are recorded and reported in the accompanying consolidated balance sheets using the period-end exchange rates. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income except for gains and losses arising from the translation of available-for-sale securities, which are recorded as a component of “Accumulated other comprehensive income, net of tax.”

United States dollar amounts

The Company operates primarily in Korea and its official accounting records are maintained in Korean Won. The United States dollar (“U.S. dollar,” “US$”) amounts are provided herein as supplementary information solely for the convenience of the reader. Korean Won amounts are expressed in U.S. dollars at the rate of 1,130.6 Won to US$1.00, the noon buying exchange rate in effect on December 31, 2010 as quoted by the Federal Reserve Bank of New York in the United States. Such convenience translation into U.S. dollars should not be construed as representations that the Korean Won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.